UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [X] adds new holdings entries.

Name:       John Hancock Life Insurance Company (U.S.A.)
Address:    601 Congress Street
            Boston, MA 02110-2805

Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Maureen Milet
Title:      Vice President & Chief Compliance Officer-Investments
Phone:      (617) 572-0203

            Maureen Milet                  Boston, MA          February 25, 2013
            -------------                  ----------          -----------------
            [Signature]                    [City, State]       [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      14

Form 13F Information Table Value Total:                   US $46,729 (thousands)

List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                        Shares
                                                     CUSIP     Value    or Prn   SH/ Put/    Investment  Other     VOTING AUTHORITY
Name of Issuer                     Title of Class    Number  (x$1000)   Amount   PRN Call    Discretion  Manager  SOLE  SHARED  NONE
ALLIED HEALTHCARE INTRNTNL INC     COM             01923A109   1,459  744,380    SH          DEFINED      1    744,380        0
AMR CORP                           COM             001765106     322   63,160    SH          DEFINED      1     63,160        0
DELTA AIRLINES INC                 COM             247361702   2,337  452,998    SH          DEFINED      1    452,998        0
ENERPLUS RESOURCES FUND            COM             29274D604  14,076  304,552    SH          DEFINED      1    304,552        0
METROPCS COMMNCTNS INC             COM             591708102  13,079  738,493    SH          DEFINED      1          0  738,493
NORTHWEST AIRLINES CORP            COM             667280408     318   48,115    SH          DEFINED      1     48,115        0
PETROLEUM GEO-SERVICES-ADR         COM             716599105   1,083   45,489    SH          DEFINED      1     45,489        0
PORTLAND GENERAL ELEC CO           COM             736508847   4,417  195,945    SH          DEFINED      1    195,945        0
PROS HOLDINGS INC                  COM             74346Y103     198   17,600    SH          DEFINED      1          0   17,600
RANGE RESOURCES CORP               COM             75281A109   7,097  108,689    SH          DEFINED      1    108,689        0
TRUBION PHARMACEUTICALS INC        COM             89778N102     107   24,385    SH          DEFINED      1     24,385        0
UAL CORP                           COM             902549807   1,938  403,352    SH          DEFINED      1    403,352        0
US AIRWAYS GROUP INC               COM             90341W108      86   34,783    SH          DEFINED      1     34,783        0
NORTHWEST AIRLS CORP               COM             667280408     213   32,044    SH          DEFINED      1     32,044        0